Organization and Nature of Operations (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 04, 2019	Aug. 21, 2018	Mar. 31, 2022	Mar. 04, 2022	Mar. 31, 2021	Oct. 25, 2019	Mar. 31, 2019	Aug. 31, 2018	Feb. 09, 2018
Organization and Nature of Operations (Details) [Line Items]
Equity method investment, description		Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Nanping, which is 100% owned by Happiness Hong Kong. After the reorganization, Happiness Development owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Happiness Development, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.
Ordinary shares authorized	100,000,000		20,000,000		20,000,000
Preferred shares, authorized	10,000,000
Cancelled ordinary shares	77,223,100
Ordinary shares, issued			12,095,100	10,000,000	0		23,000,000
Ordinary shares, Outstanding			12,095,100		0		23,000,000
Business Description and Basis of Presentation [Text Block]			45 days
Purchase percentage						15.00%
Ordinary shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Additional shares sold	223,100
Ordinary shares, issued									50,000
Fujian Happiness [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership								100.00%
Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized	50,000
Ordinary shares, par value (in Dollars per share)	$ 0.0005
Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized	90,000,000
Ordinary shares, par value (in Dollars per share)	$ 1
IPO [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized						2,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0005
Share per price (in Dollars per share)						$ 5.5
Total net proceeds (in Dollars)						$ 11,000,000
Total net proceeds (in Dollars)						$ 9,342,339
Mr. Wang Xuezhu [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership								47.70%